Revenue - Receivables, contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Receivables, which are included in 'trade and other receivables'
- Current portion	¥ 426,937	¥ 305,963	¥ 290,681
- Non-current portion	17,612
Total receivables, which are included in 'trade and other receivables'	444,549	305,963	290,681
Contract liabilities
- Current portion	(324,028)	(292,887)	(361,522)
- Non-current portion	(40,954)	(46,754)	(51,658)
Total contract liabilities	¥ (364,982)	¥ (339,641)	¥ (413,180)	¥ (326,866)